Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of fair value hierarchy

				12/31/2025
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	84,368,028	174,725,164	3,313,957	262,407,149
Debt instruments	79,505,635	14,889,571	1,150,820	95,546,026
Equity instruments	4,862,393	-	-	4,862,393
Derivatives	-	64,266,589	1,323,617	65,590,206
Loans and advances to customers	-	5,574,067	839,520	6,413,587
Reserves at the Central Bank of Brazil	-	89,994,937	-	89,994,937
Financial Assets Measured At Fair Value Through Other Comprehensive Income	65,444,645	-	4,001,938	69,446,583
Debt instruments	65,444,625	-	3,909,595	69,354,220
Equity instruments	20	-	92,343	92,363
Hedging derivatives (assets)	-	217,492	-	217,492
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	110,545,164	1,926,147	112,471,311
Derivatives	-	57,901,839	1,926,147	59,827,986
Short positions	-	49,380,059	-	49,380,059
Bonds and securities obligations	-	3,263,266	-	3,263,266
Hedging derivatives (liabilities)	-	184,005	-	184,005

				12/31/2024
	Level 1	Level 2	Level 3	Total
Financial Assets Measured At Fair Value Through Profit Or Loss	90,905,041	132,973,627	7,123,218	231,001,886
Debt instruments	88,260,075	15,624,289	3,700,691	107,585,055
Equity instruments	2,644,966	296,834	27,023	2,968,823
Derivatives	-	39,468,524	707,294	40,175,818
Loans and advances to customers	-	2,223,593	2,688,210	4,911,803
Reserves at the Central Bank of Brazil	-	75,360,387	-	75,360,387
Financial Assets Measured At Fair Value Through Other Comprehensive Income	88,640,516	-	3,438,024	92,078,540
Debt instruments	88,620,903	-	3,438,004	92,058,907
Equity instruments	19,613	-	20	19,633
Hedging derivatives (assets)	-	30,481	-	30,481
Financial Liabilities Measured At Fair Value Through Profit Or Loss	-	82,213,242	509,368	82,722,610
Derivatives	-	38,771,080	509,368	39,280,448
Short positions	-	39,396,666	-	39,396,666
Bonds and securities obligations	-	4,045,496	-	4,045,496
Hedging derivatives (liabilities)	-	129,826	-	129,826

Level 3 Fair Value Changes

The tables below detail the transactions that occurred during the year 2025 and 2024 assets and liabilities classified as Level 3 in the fair value hierarchy:

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2024				12/31/2025
Financial Assets Measured At Fair Value Through Profit Or Loss	7,123,218	(283,424)	(1,798,299)	(1,727,538)	3,313,957
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,438,024	130,982	-	432,932	4,001,938
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	509,368	127,254	(421,435)	1,710,960	1,926,147

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2023				12/31/2024
Financial Assets Measured At Fair Value Through Profit Or Loss	6,568,685	(67,560)	(4,276,225)	4,898,318	7,123,218
Financial Assets Measured At Fair Value Through Other Comprehensive Income	2,610,638	(167,705)	(98,568)	1,093,659	3,438,024
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	914,261	(214,958)	(189,987)	52	509,368

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2022				12/31/2023
Financial Assets Measured At Fair Value Through Profit Or Loss	3,652,114	(50,682)	1,093,895	1,873,358	6,568,685
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441	30,764	1,090,459	(14,026)	2,610,638
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	233,762	(109,800)	384,082	406,217	914,261

Schedule of fair value hierarchy

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2024				12/31/2025
Financial Assets Measured At Fair Value Through Profit Or Loss	7,123,218	(283,424)	(1,798,299)	(1,727,538)	3,313,957
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,438,024	130,982	-	432,932	4,001,938
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	509,368	127,254	(421,435)	1,710,960	1,926,147

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2023				12/31/2024
Financial Assets Measured At Fair Value Through Profit Or Loss	6,568,685	(67,560)	(4,276,225)	4,898,318	7,123,218
Financial Assets Measured At Fair Value Through Other Comprehensive Income	2,610,638	(167,705)	(98,568)	1,093,659	3,438,024
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	914,261	(214,958)	(189,987)	52	509,368

	Fair Value	Gains/ losses (Realized/Not Realized)	Transfers to Level 3	Additions / Low	Fair value
	12/31/2022				12/31/2023
Financial Assets Measured At Fair Value Through Profit Or Loss	3,652,114	(50,682)	1,093,895	1,873,358	6,568,685
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,503,441	30,764	1,090,459	(14,026)	2,610,638
Financial Liabilities Measured At Fair Value In Profit Or Loss Held For Trading	233,762	(109,800)	384,082	406,217	914,261

Schedule of financial assets measured at other than fair value and their respective fair values

					12/31/2025
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	20,232,729	20,232,729	20,232,729	-	-
Financial Assets Measured At Amortized Cost:
Loans and amounts due from credit institutions	35,947,923	35,947,923	-	20,311,427	15,636,496
Loans and advances to customers	558,134,969	558,401,338	-	-	558,401,338
Debt instruments	114,708,615	114,803,683	53,703,410	2,426	61,097,847
Reserves at the Central Bank of Brazil	91,754,315	91,754,315	-	91,754,315	-
Total	820,778,551	821,139,988	73,936,139	112,068,168	635,135,681

					12/31/2024
Assets	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Open market investments	37,084,254	37,084,254	37,084,254	-	-
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	30,177,627	30,177,627	-	6,757,021	23,420,606
Loans and advances to customers	561,178,111	554,791,402	-	-	554,791,402
Debt instruments	84,529,222	84,380,507	34,616,776	-	49,763,731
Reserves at the Central Bank of Brazil	92,439,824	92,439,824	-	92,439,824	-
Total	805,409,038	798,873,614	71,701,030	99,196,845	627,975,739

Schedule of financial liabilities measured at other than fair value and their respective fair values

					12/31/2025
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of credit institutions	146,867,521	146,867,521	-	25,279,956	121,587,565
Customer deposits	593,328,796	593,328,796	-	76,561,726	516,767,070
Marketable debt securities	156,662,290	159,163,562	-	-	159,163,562
Debt instruments Eligible Capital	28,113,937	28,113,937	-	-	28,113,937
Other financial liabilities	67,414,002	67,414,002	-	-	67,414,002
Other financial liabilities	992,386,546	994,887,818	-	101,841,682	893,046,136

					12/31/2024
Liabilities	Accounting Value	Fair Value	Level 1	Level 2	Level 3
Financial Liabilities at Measured Amortized Cost:
Deposits of credit institutions	158,565,482	158,565,482	-	35,608,595	122,956,887
Customer deposits	605,068,163	605,831,373	-	81,663,106	524,168,267
Marketable debt securities	135,632,632	137,664,088	-	-	137,664,088
Debt instruments Eligible Capital	23,137,784	23,137,784	-	-	23,137,784
Other financial liabilities	79,177,179	79,177,179	-	-	79,177,179
Other financial liabilities	1,001,581,240	1,004,375,906	-	117,271,701	887,104,205